GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
GOODWILL [Abstract]
Change in Carrying Amounts
	2011				2012
		Mobile	Internet			Mobile	Internet
	WVAS	games	games	Total	WVAS	games	games	Total

Gross amount:
Beginning balance	$41,807,165	$5,032,559	65,511,270	$112,350,994	43,923,184	5,267,663	68,831,261	118,022,108
Goodwill recognized in acquisition	-	-	-	-	-	14,953,476	-	14,953,476
Exchange differences	2,116,019	235,104	3,319,991	5,671,114	6,198	52,909	(422,962)	(363,855)

Ending balance	43,923,184	5,267,663	68,831,261	118,022,108	43,929,382	20,274,048	68,408,299	132,611,729

Accumulated impairment loss:
Beginning balance	(21,623,279)	-	(3,022,040)	(24,645,319)	(41,878,521)	-	(3,176,478)	(45,054,999)
Charge for the year	(20,255,242)	-	-	(20,255,242)	-	-	-	-
Exchange differences	-	-	(154,438)	(154,438)	-	-	(5,707)	(5,707)

Ending balance	(41,878,521)	-	(3,176,478)	(45,054,999)	(41,878,521)	-	(3,182,185)	(45,060,706)

Goodwill, net	$2,044,663	$5,267,663	$65,654,783	$72,967,109	$2,050,861	$20,274,048	$65,226,114	$87,551,023